Stockholders’ Deficit and Mezzanine Equity	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Stockholders’ Deficit and Mezzanine Equity [Abstract]
Stockholders’ Deficit and Mezzanine Equity

Note 6 – Stockholders’ Deficit and Mezzanine Equity

Preferred Stock

The Preferred Stock is divided into series, with the first series designated “Series A Preferred Stock” and consisting of 4,000,000 shares (the “Series A Shares”). Our board of directors may designate the remaining 1,000,000 authorized but unissued shares of Preferred Stock with such rights and privileges as the board of directors may determine without notice to our shareholders and without shareholder approval.

As of March 31, 2026, and June 30, 2025, there were 4,000,000 shares of Series A Preferred Stock issued and outstanding, respectively.

A summary of the powers, preferences, rights, privileges, restrictions, and other matters relating to the Series A Shares are as follows:

Dividends. In any fiscal year Series A Shares are outstanding where the Company has revenue of more than $50,000,000, the holder of the Series A Shares (the “Series A Shareholder”) shall be entitled to receive an annual cash dividend equal to ten percent of any revenue above $50,000,000 (the “Annual Dividend Payment”). Subject to meeting the above criteria for such fiscal year, Annual Dividend Payments shall continue until such time as the aggregate amount of all Annual Dividend Payments is equal to the lesser of: (i) $160,000,000; or (ii) the product of the then number of outstanding shares of Series A Preferred Stock and $40 (as may be adjusted for any subdivisions or combinations) (the “Maximum Dividend Payment”). Notwithstanding the above, such dividends shall be payable only to the extent permitted by law out of assets legally available therefore. No dividends shall be paid on any Common Stock during any fiscal year of the Company until the Annual Dividend Payment on the Series A Shares shall have been paid or declared and set apart during that fiscal year.

Liquidation Preference. In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the Series A Shareholder is entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of Common Stock, or other junior equity security by reason of their ownership thereof, an amount per Series A Share equal to $30 (as may be adjusted for any subdivisions or combinations) (the “Liquidation Amount”). If upon the occurrence of such event, the assets and funds to be distributed to the Series A Shareholder are insufficient to permit the payment to the Series A Holder of the full preferential Liquidation Amount, then the entire assets and funds of the Company legally available for distribution shall be distributed to the Series A Shareholder. After the distribution described above has been paid, the remaining assets of the Company available for distribution to shareholders shall be distributed among the holders of Common Stock pro rata based on the number of shares of Common Stock held by them. Any change in ownership or fundamental change shall be treated as a liquidation, dissolution or winding up of the Company, and shall entitle the Series A Shareholder and the holders of Common Stock to receive at the closing cash, securities or other property as specified above. Whenever the distribution provided for in this section shall be payable in securities or other property other than cash, the value of such distribution shall be the fair market value of such securities or other property as determined in good faith by the board of directors.

Redemption by the Company. The Company has the right at any time (the “Call Right”), but not the obligation, to cause the Series A Shareholder to sell some or all of the Series A Shares to the Company at the purchase price per share of $30 (as may be adjusted for any subdivisions or combinations) (the “Call Purchase Price”). If the Company desires to purchase the Series A Shares, the Company shall deliver to the Series A Shareholder a written notice (the “Call Exercise Notice”) exercising the Call Right. The closing of any sale of Series A Shares shall take place on a date (the “Call Right Closing Date”) no later than ten days following receipt by the Series A Shareholder of the Call Exercise Notice.

As mentioned above, the redemption feature was removed on September 26, 2024, as part of the amendment to the Company’s articles of incorporation.

Voting Rights. Except as otherwise required by law, the Series A Shares have no voting rights or powers on any matter presented to the shareholders of the Company for their action or consideration at any meeting of shareholders of the Company (or by written consent of shareholders in lieu of a meeting).

Conversion Rights. Except as otherwise required by law, the Series A Shares have no conversion rights or powers to convert into any other capital stock or security of the Company.

Transfers. Except as otherwise required by law, the Series A Shareholder has no rights or powers to enter into and/or consummate any sale, assignment, transfer, conveyance, hypothecation or other transfer or disposition of one or more of the Series A Shares or any legal or beneficial interest in the Series A Shares, whether or not for value and whether voluntary or involuntary, without the prior written consent of the Company, in its sole discretion.

The Board of Directors may designate the authorized but unissued shares of the Preferred Stock with such rights and privileges as the board of directors may determine. As such, our board of directors may issue 5,000,000 preferred shares and designate the conversion, voting and other rights and preferences without notice to our shareholders and without shareholder approval.

Common Stock

As of March 31, 2026, and June 30, 2025, the Company is authorized to issue 320,000,000 shares of Class A common stock and 30,000,000 shares of Class B common stock at a par value of $0.0001 per share.

As of March 31, 2026, and June 30, 2025, the Company had shares of Class A common stock outstanding of 26,931,820 and 25,947,813, respectively. As of March 31, 2026, and June 30, 2025, the Company had shares of Class B common stock outstanding of 13,925,640 and 13,937,640, respectively.

In general, except with regards to voting rights described below, shares of Class A Common Stock and Class B Common Stock have the same rights and privileges and rank equally, share ratably and are identical in all respects as to all matters. Without limiting the generality of the foregoing: (a) in the event of a merger, consolidation or other business combination requiring the approval of the holders of the Company’s capital stock entitled to vote thereon (whether or not the Company is the surviving entity), the holders of Class A Common Stock shall have the right to receive, or the right to elect to receive, the same form of consideration, if any, as the holders of Class B Common Stock and the holders of Class A Common Stock shall have the right to receive, or the right to elect to receive, at least the same amount of consideration, if any, on a per share basis as the holders of Class B Common Stock; and (b) in the event of (i) any tender or exchange offer to acquire any shares of Common Stock by any third party pursuant to an agreement to which the Company is a party or (ii) any tender or exchange offer by the Company to acquire any shares of Common Stock, pursuant to the terms of the applicable tender or exchange offer, the holders of Class A Common Stock shall have the right to receive, or the right to elect to receive, the same form of consideration as the holders of Class B Common Stock and the holders of Class A Common Stock shall have the right to receive, or the right to elect to receive, at least the same amount of consideration on a per share basis as the holders of Class B Common Stock.

With regards to voting rights, the holders of shares of Class A Common Stock and Class B Common Stock vote together as one class on all matters (including the election of directors) submitted to a vote or for the consent of the shareholders of the Company. However, each holder of shares of Class A Common Stock shall be entitled to one (1) vote for each share of Class A Common Stock held as of the applicable date on any matter that is submitted to a vote or for the consent of the shareholders of the Company, and the holder of shares of Class B Common Stock shall be entitled to fifteen (15) votes for each share of Class B Common Stock held as of the applicable date on any matter that is submitted to a vote or for the consent of the shareholders of the Company.

Shares of Class B common stock may only be issued to and held by William A. Mobley, Jr., personally or jointly with his spouse, and certain permitted entities owned or controlled by Mr. Mobley, or for which he has sole disposition and voting power over shares held by such entities, other than Nextelligence (each, a “Class B Holder”). Any issuance by us of Class B shares to anyone other than a Class B Holder is immediately null and void, and of no legal validity, force, or effect. Unless a Class B Holder requests to receive Class A shares, any issuance of common stock by us to a Class B Holder will be shares of Class B common stock. If a Class B Holder purchases or otherwise acquires or receives any shares of Class A common stock from a person or entity other than us, upon receipt thereof such shares of Class A common stock shall automatically be reclassified as and become an equal number of shares of Class B common stock. As of March 31, 2026, and June 30, 2025, William A Mobley, Jr. the Company CEO and Majority owner has 13,925,640 and 13,937,640 Class B shares outstanding, respectively, which is 100% of the Class B shares outstanding as of both reporting periods.

In August 2025, the Company CEO and majority owner converted 12,000 shares of Class B common stock to 12,000 shares of Class A common stock and subsequently transferred the 12,000 shares of Class A common stock to third parties.

On December 8, 2025, the Company entered into an Equity Purchase Agreement, which was subsequently amended on March 30, 2026, (together, the “EPA”) with Amiens Technology Investments, LLC (the “ELOC Investor”), pursuant to which the Company may, from time to time after the direct listing, at its sole discretion, issue and sell up to $50,000,000 in aggregate gross purchase price of newly issued shares of the Company’s Class A common stock, par value $0.0001 per share. Advances under the agreement are conditioned on the Company’s compliance with certain customary conditions, such as timely filing of required reports and maintaining its listing on a national securities exchange. Shares issued pursuant to an advance under the agreement are priced at 95% of the VWAP (volume-weighted average price) for the ten-trading day period immediately following the advance request. The shares will be issued in reliance upon Section 4(a)(2) of the Securities Act of 1933, as amended (which provides an exemption from registration for private offerings), or other applicable exemptions from registration. The Company is required to maintain a registration statement pursuant to which the ELOC Investor may resell the shares purchased. The Agreement limits the ELOC Investor’s ownership to 4.99% of the then outstanding voting power or issued Class A common stock. The ELOC Investor may, upon written notice to the Company, increase or decrease the ownership percentage up to 9.99%. As consideration for the ELOC Investor’s commitment to purchase shares of the Company’s Class A common stock in accordance with the EPA, the Company agreed to pay a commitment fee in shares of the Company’s Class A common stock in an amount equal to $750,000 divided by the lower of (i) $10.00; and (ii) the lowest daily VWAP (as defined in the EPA) of the Company’s Class A common stock during the five trading days immediately following the date the Company gives the ELOC Investor notice of the Company’s intent to sell them Class A common stock under the EPA.

Class A Common Stock Issuance

During the nine months ended March 31, 2026, the Company received deposits from three third party investors in the amount of $2,700,000 for 337,500 Class A common shares to be issued pursuant to the securities purchase agreement. These common shares were issued in July 2025.

On July 26, 2025, the Company approved the conversion of all outstanding principal and interest on a related party convertible note payable into common shares at a conversion price of $8 per share. The principal of $3,865,555 and accrued interest of $210,496, total of $4,076,051 was converted into 509,507 shares of Class A common stock (See Note 5).

On September 25, 2025, the Company issued 125,000 shares of its Class A common stock at $8 per share for a total value of $1,000,000 to Maxim Partners LLC (“Maxim”) in connection with its affiliate’s engagement as a financial advisor to assist with certain aspects of the Company’s direct listing process. The $1,000,000 issuance for services performed was deferred and resulted in a net effect of $0 on the Stockholder’s deficit as of December 31, 2025. Initially, the Company recorded an increase in common stock for the par value of the shares of $13 and reduced Additional Paid in Capital for the same amount. The advisory services contracted to be provided by Maxim’s affiliate include strategic guidance on listing objectives, structural planning, and investor communication strategy, with the penultimate service being the official direct listing. During the three months ended March 31, 2026, the direct listing happened, which completed Maxim’s duties to perform contracted services. As a result, the Company recorded the $1,000,000 as stock-based compensation expense and an increase to Additional Paid in Capital for the same amount.

Warrants

The Company from time-to-time issues warrants in conjunction with equity financing and to employees and non-employees for services.

During the year ended June 30, 2024, the Company issued warrants to purchase an aggregate of 100,000 shares of Class A common stock of the Company to Chris Savine, the Company’s Chief Operating Office for services in conjunction with his employment agreement. The warrants vest over a twelve-month term and have an exercise price of $2.00 per share. As a result, the Company recognized stock-based compensation of $144,262 for the years ended June 30, 2025. Under the Black-Scholes-Merton option pricing model the fair value of the warrants at time of issuance was approximately $572,343, the Company will amortize the fair value over 12 months as compensation and benefits expense in the accompanying statement of operations. The significant inputs were as follows: Class A common stock fair value of $7.32, volatility of 61.67%, term of 3 years and risk-free rate of 4.66%.

During the year ended June 30, 2025, the Company amended Mr. Savine’s employment agreement on November 15, 2024, to terminate the warrants in consideration for a cash bonus that is contingent upon a Liquidity Event as defined in Note 7. Per ASC 718-20-35-7, the termination of the warrants was treated as a cancellation and all previously unrecognized compensation cost of $352,814 was recognized on November 15, 2024, the date of cancellation.

On May 1, 2023, the Company issued warrants to Gary Engel, the Company’s Chief Marketing Officer, to purchase 12,500 shares of our Class A common stock, exercisable at $6.00 per share, issued in connection with entering into an employment agreement, effective May 1, 2023. The warrant vests ratably over 12 months and may be exercised in whole or in part at any time or from time to time from the vesting date up to and including May 1, 2026. Under the Black-Scholes-Merton option pricing model the fair value of the warrants at time of issuance was approximately $7,666. The Company will amortize the fair value over 12 months as compensation and benefits expense in the accompanying statement of operations. The significant inputs were as follows: Class A common stock fair value of $1.80, volatility of 92.1%, term of 3 years and risk-free rate of 3.85%.

The following is a summary of outstanding stock warrants as of the nine months ended March 31, 2026, and June 30, 2025:

	Number of Shares	Weighted Average Shares	Weighted Average Remaining Life (years)	Intrinsic Value
Warrants outstanding as of June 30, 2024	8,156,087	$4.72	$1.7	$26,716,879
Warrants exercisable as of June 30, 2024	8,069,238	$4.75	$1.7	$26,195,785
Issued	(100,000)	-	-	-
Expired and forfeited	-	-	-	-
Exercised	-	-	-	-
Warrants outstanding as of June 30, 2025	8,056,087	$4.76	$0.7	$26,116,879
Warrants exercisable as of June 30, 2025	8,056,087	$4.76	$0.7	$26,116,879
Issued	-	-	-
Expired and forfeited	(7,368,587)	-	-
Exercised	-	-	-
Warrants outstanding as of March 31, 2026	687,500	$1.29	1.6	$4,615,000
Warrants exercisable as of March 31, 2026	687,500	$1.29	1.6	$4,615,000

Exercise Price ($)	Warrants outstanding as of March 31, 2026	Warrants outstanding as of June 30, 2025

$0.25	-	137,017
$0.60	675,000	675,000
$1.75	-	2,458,446
$3.00	12,500	4,718,125
$4.00	-	67,500
	687,500	8,056,087

Stock Based Compensation - Stock Options

Effective June 25, 2021, the Board of Directors of FreeCast Inc. adopted the 2021 Equity Incentive Plan, (the “Incentive Plan”). The plan provides for both incentive stock options and non-qualified stock options to officers, directors, employees, and consultants of the Company. The plan authorized 3,000,000 awards to be granted under the Incentive Plan of which 2,073,627 remain available to be granted as of March 31, 2026. The Incentive Plan expires on June 25, 2031.

The Company recognizes stock-based compensation expense from stock-based payments using the grant date fair-value, including for stock options. The fair value of options awarded to employees is measured on the grant date using the Black-Scholes Merton option-pricing model and is recognized as an expense over the requisite service period on a straight-line basis.

All stock options are exercisable into class A common stock except for the 125,004 options granted to the Company CEO, which are exercisable into class B common stock.

The following is a summary of outstanding stock options as of March 31, 2026, and June 30, 2025:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Intrinsic Value
Options outstanding as of June 30, 2025	953,892	$4.48	6.53	$3,353,616
Options exercisable as of June 30, 2025	860,083	$4.11	6.64	$-
Issued	-	-	-	-
Canceled	(27,519)	-	-	-
Expired	-	-	-	-
Options outstanding as of March 31, 2026	926,373	$4.41	5.70	$3,328,272
Options exercisable as of March 31, 2026	898,825	$4.20	5.50	$-

The following are the vesting terms associated with those shares:

Tranche	Shares Granted	Vesting Method	Vesting Terms
Tranche 1	784,236	Graded Vesting	1/6th vested on July 1, 2021, remainder vests over the next 18th months using the graded vesting method, until the option is 100% vested.
Tranche 2	139,377	Straight-line	1/24th will vest on a straight-line monthly basis until the option is 100% vested.
Tranche 3	2,760	Graded Vesting	1/6th vests on grant date, remainder vests over the next 30 months using the graded vesting method, until the option is 100% vested.
Total	926,373

During the nine months ended March 31, 2026, and 2025, the Company recognized stock-based compensation to employees from options of $260,951 and $388,819, respectively. During the three months ended March 31, 2026, and 2025, the Company recognized stock-based compensation to employees from options of $85,602 and $148,097, respectively Additionally, no options were exercised during the three months ended March 31, 2026. Accordingly, there were no cashflow effects related to stock option exercises.

As of March 31, 2026, there was $152,424 in unrecognized stock-based compensation related to unvested restricted stock agreements, net of estimated forfeitures.

Note 7 – Stockholders’ Deficit and Mezzanine Equity

Preferred Stock

The Preferred Stock is divided into series, with the first series designated “Series A Preferred Stock” and consisting of 4,000,000 shares (the “Series A Shares”). Our board of directors may designate the remaining 1,000,000 authorized but unissued shares of Preferred Stock with such rights and privileges as the board of directors may determine without notice to our shareholders and without shareholder approval.

As of June 30, 2025, and 2024, there were 4,000,000 shares of Series A Preferred Stock issued and outstanding, respectively.

On May 16, 2024, in conjunction with the Reverse Split and Amendment, the Company’s largest shareholder Nextelligence, Inc., which is a related party and controller by the Company’s CEO, agreed to forfeit and cancel 20,000,000 shares of Class A common stock in exchange for the issuance of 4,000,000 shares of Series A preferred stock.

The Company determined the Series A Preferred Stock is classified as temporary mezzanine equity because the redemption rights are not solely within the Company’s control because the Company’s CEO, William Mobley is able to force the Company to redeem the shares for cash. Accordingly, the Company classifies the Series A Preferred Stock as mezzanine equity pursuant to ASC 480-10-S99. The Company accounted for the issuance of the Series A Preferred Stock at its fair value of $115,000,000. Subsequently, the Company has adjusted the carrying value of the Series A Preferred shares to its maximum redemption amount, which is $30 per share or $120,000,000 in the aggregate, given the instrument is currently redeemable.

The initial fair value of the Series A Preferred Stock was valued using a discounted cash flow and back solve method to determine $28.75 per share or $115,000,000 in the aggregate. The significant inputs were as follows: perpetual growth rate of 3%, market change factor of 5.8%, liquidity event of 1 year, volatility of 71.69% and risk-free rate of 5.13%. The accretion of $5,000,000 to redemption value was recorded as a deemed dividend and is disclosed on the statement of operations.

On September 26, 2024, the Company amended the Series A Preferred Stock to remove the redemption right by the Company pursuant to an amendment to the Company’s articles of incorporation filed with the Florida Secretary of State, and effective, on September 26, 2024.

On December 26, 2024, the Company further amended the Series A Preferred Stock to replace the deemed liquidation triggered by a change in control with an ordinary liquidation. In conjunction with this amendment, the Company reclassified the Series A Preferred Stock from mezzanine equity to permanent equity because the features giving rise to mezzanine equity classification, the redemption right and the deemed liquidation, have been removed as part of the amendment.

The following table illustrates the redemption value of the shares of Series A preferred Stock in the offering:

Redeemable Series A Preferred Stock
Initial fair value of the Series A Preferred Stock	115,000,000
Accretion of Series B issuances	5,000,000
Balance as of June 30, 2024	120,000,000
Reclass from Mezzanine Equity to Permanent Equity	120,000,000
Balance as of June 30, 2025	-

A summary of the powers, preferences, rights, privileges, restrictions, and other matters relating to the Series A Shares are as follows:

Dividends. In any fiscal year Series A Shares are outstanding where the Company has revenue of more than $50,000,000, the holder of the Series A Shares (the “Series A Shareholder”) shall be entitled to receive an annual cash dividend equal to ten percent of any revenue above $50,000,000 (the “Annual Dividend Payment”). Subject to meeting the above criteria for such fiscal year, Annual Dividend Payments shall continue until such time as the aggregate amount of all Annual Dividend Payments is equal to the lesser of: (i) $160,000,000; or (ii) the product of the then number of outstanding shares of Series A Preferred Stock and $40 (as may be adjusted for any subdivisions or combinations) (the “Maximum Dividend Payment”). Notwithstanding the above, such dividends shall be payable only to the extent permitted by law out of assets legally available therefore. No dividends shall be paid on any Common Stock during any fiscal year of the Company until the Annual Dividend Payment on the Series A Shares shall have been paid or declared and set apart during that fiscal year.

Liquidation Preference. In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the Series A Shareholder is entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of Common Stock, or other junior equity security by reason of their ownership thereof, an amount per Series A Share equal to $30 (as may be adjusted for any subdivisions or combinations) (the “Liquidation Amount”). If upon the occurrence of such event, the assets and funds to be distributed to the Series A Shareholder are insufficient to permit the payment to the Series A Holder of the full preferential Liquidation Amount, then the entire assets and funds of the Company legally available for distribution shall be distributed to the Series A Shareholder. After the distribution described above has been paid, the remaining assets of the Company available for distribution to shareholders shall be distributed among the holders of Common Stock pro rata based on the number of shares of Common Stock held by them. Any change in ownership or fundamental change shall be treated as a liquidation, dissolution or winding up of the Company, and shall entitle the Series A Shareholder and the holders of Common Stock to receive at the closing cash, securities or other property as specified above. Whenever the distribution provided for in this section shall be payable in securities or other property other than cash, the value of such distribution shall be the fair market value of such securities or other property as determined in good faith by the board of directors.

Redemption by the Company. The Company has the right at any time (the “Call Right”), but not the obligation, to cause the Series A Shareholder to sell some or all of the Series A Shares to the Company at the purchase price per share of $30 (as may be adjusted for any subdivisions or combinations) (the “Call Purchase Price”). If the Company desires to purchase the Series A Shares, the Company shall deliver to the Series A Shareholder a written notice (the “Call Exercise Notice”) exercising the Call Right. The closing of any sale of Series A Shares shall take place on a date (the “Call Right Closing Date”) no later than ten days following receipt by the Series A Shareholder of the Call Exercise Notice.

As mentioned above, the redemption feature was removed on September 26, 2024, as part of the amendment to the Company’s articles of incorporation.

Voting Rights. Except as otherwise required by law, the Series A Shares have no voting rights or powers on any matter presented to the shareholders of the Company for their action or consideration at any meeting of shareholders of the Company (or by written consent of shareholders in lieu of a meeting).

Conversion Rights. Except as otherwise required by law, the Series A Shares have no conversion rights or powers to convert into any other capital stock or security of the Company.

Transfers. Except as otherwise required by law, the Series A Shareholder has no rights or powers to enter into and/or consummate any sale, assignment, transfer, conveyance, hypothecation or other transfer or disposition of one or more of the Series A Shares or any legal or beneficial interest in the Series A Shares, whether or not for value and whether voluntary or involuntary, without the prior written consent of the Company, in its sole discretion.

The Board of Directors may designate the authorized but unissued shares of the Preferred Stock with such rights and privileges as the board of directors may determine. As such, our board of directors may issue 5,000,000 preferred shares and designate the conversion, voting and other rights and preferences without notice to our shareholders and without shareholder approval.

Common Stock

On May 9, 2024, the Board of Directors approved a reverse stock split of 1-for-2 for both Class A and Class B common shares, which was effective on May 10, 2024. The financial statements have been retrospectively updated to reflect this change. Par value of the shares was maintained at $0.0001 per share.

As of June 30, 2025, and June 30, 2024, the Company is authorized to issue 320,000,000 shares of Class A common stock and 30,000,000 shares of Class B common stock at a par value of $0.0001 per share.

As of June 30, 2025, and June 30, 2024, the Company had shares of Class A common stock outstanding of 25,947,813 and 32,993,283, respectively. As of June 30, 2025, and 2024, the Company had shares of Class B common stock outstanding of 13,937,640 and 6,154,670, respectively.

In general, except with regards to voting rights described below, shares of Class A Common Stock and Class B Common Stock have the same rights and privileges and rank equally, share ratably and are identical in all respects as to all matters. Without limiting the generality of the foregoing: (a) in the event of a merger, consolidation or other business combination requiring the approval of the holders of the Company’s capital stock entitled to vote thereon (whether or not the Company is the surviving entity), the holders of Class A Common Stock shall have the right to receive, or the right to elect to receive, the same form of consideration, if any, as the holders of Class B Common Stock and the holders of Class A Common Stock shall have the right to receive, or the right to elect to receive, at least the same amount of consideration, if any, on a per share basis as the holders of Class B Common Stock; and (b) in the event of (i) any tender or exchange offer to acquire any shares of Common Stock by any third party pursuant to an agreement to which the Company is a party or (ii) any tender or exchange offer by the Company to acquire any shares of Common Stock, pursuant to the terms of the applicable tender or exchange offer, the holders of Class A Common Stock shall have the right to receive, or the right to elect to receive, the same form of consideration as the holders of Class B Common Stock and the holders of Class A Common Stock shall have the right to receive, or the right to elect to receive, at least the same amount of consideration on a per share basis as the holders of Class B Common Stock.

With regards to voting rights, the holders of shares of Class A Common Stock and Class B Common Stock vote together as one class on all matters (including the election of directors) submitted to a vote or for the consent of the shareholders of the Company. However, each holder of shares of Class A Common Stock shall be entitled to one (1) vote for each share of Class A Common Stock held as of the applicable date on any matter that is submitted to a vote or for the consent of the shareholders of the Company, and the holder of shares of Class B Common Stock shall be entitled to fifteen (15) votes for each share of Class B Common Stock held as of the applicable date on any matter that is submitted to a vote or for the consent of the shareholders of the Company.

Shares of Class B common stock may only be issued to and held by William A. Mobley, Jr. personally or jointly with his spouse, and certain permitted entities owned or controlled by Mr. Mobley, or for which he has sole disposition and voting power over shares held by such entities, other than Nextelligence (each, a “Class B Holder”). Any issuance by us of Class B shares to anyone other than a Class B Holder is immediately null and void, and of no legal validity, force, or effect. Unless a Class B Holder requests to receive Class A shares, any issuance of common stock by us to a Class B Holder will be shares of Class B common stock. If a Class B Holder purchases or otherwise acquires or receives any shares of Class A common stock from a person or entity other than us, upon receipt thereof such shares of Class A common stock shall automatically be reclassified as and become an equal number of shares of Class B common stock. As of June 30, 2025, and 2024, William A Mobley, Jr. the Company CEO and Majority owner has 13,937,640 and 6,154,670 Class B shares outstanding, respectively, which is 100% of the Class B shares outstanding as of both reporting periods.

During the year ending June 30, 2025, the Company reclassified 7,782,970 of Class A common stock to Class B common stock.

Class A common stock Subscriptions

In the year ended June 30, 2025, the Company received deposits in the amount of $1,500,000 for 187,500 Class A common shares to be issued pursuant to the securities purchase agreement. These common shares were issued in January and February 2025.

During the year ending June 30, 2025, pursuant to the common stock subscription agreements, the Company issued 362,500 shares of Class A common stock at $8.00 per share for a total of $2,900,000.

During the year ending June 30, 2025, pursuant to the common stock subscription agreements, the Company issued 187,500 shares of Class A common stock at $8.00 per share for a total of $1,5000,000 to related parties.

Warrants

The Company from time-to-time issues warrants in conjunction with equity financing and to employees and non-employees for services.

During the year ended June 30, 2024, the Company issued warrants to purchase an aggregate of 100,000 shares of Class A common stock of the Company to Chris Savine, the Company’s Chief Operating Office for services in conjunction with his employment agreement. The warrants vest over a twelve-month term and have an exercise price of $2.00 per share. As a result, the Company recognized stock-based compensation of $144,262 for the years ended June 30, 2025. Under the Black-Scholes-Merton option pricing model the fair value of the warrants at time of issuance was approximately $572,343, the Company will amortize the fair value over 12 months as compensation and benefits expense in the accompanying statement of operations. The significant inputs were as follows: Class A common stock fair value of $7.32, volatility of 61.67%, term of 3 years and risk-free rate of 4.66%.

During the year ended June 30, 2025, the Company amended Mr. Savine’s employment agreement on November 15, 2024, to terminate the warrants in consideration for a cash bonus that is contingent upon a Liquidity Event as defined in Note 8. The termination of the warrants was treated as a cancellation and all previously unrecognized compensation cost of $352,814 was recognized on November 15, 2024, the date of cancellation.

On May 1, 2023, the Company issued warrants to Gary Engel, the Company’s Chief Marketing Officer, to purchase 12,500 shares of our Class A common stock, exercisable at $6.00 per share, issued in connection with entering into an employment agreement, effective May 1, 2023. The warrant vests ratably over 12 months and may be exercised in whole or in part at any time or from time to time from the vesting date up to and including May 1, 2026. Under the Black-Scholes-Merton option pricing model the fair value of the warrants at time of issuance was approximately $7,666. The Company will amortize the fair value over 12 months as compensation and benefits expense in the accompanying statement of operations. The significant inputs were as follows: Class A common stock fair value of $1.80, volatility of 92.1%, term of 3 years and risk-free rate of 3.85%.

The following is a summary of outstanding stock warrants as of the years ended June 30, 2025, and 2024:

	Number of Shares	Weighted Average Shares	Weighted Average Remaining Life (years)	Intrinsic Value
Warrants as of June 30, 2023	$13,056,087	$3.13	$2.6	$8,245,525
Issued	100,000	-	-	600,000
Expired and forfeited	-	-	-	-
Exercised	(5,000,000)	-	-	-
Warrants outstanding as of June 30, 2024	$8,156,087	$4.72	$1.7	$26,716,879
Warrants exercisable as of June 30, 2024	$8,069,238	$4.75	$1.7	$26,195,785
Issued	-	-	-
Expired and forfeited	(100,000)	-	-
Exercised	-	-	-
Warrants outstanding as of June 30, 2025	$8,056,087	$4.76	$0.7	$26,116,879
Warrants exercisable as of June 30, 2025	$8,056,087	$4.76	$0.7	$26,116,879

Exercise Price ($)	Warrants outstanding as of June 30, 2025	Warrants outstanding as of June 30, 2024

$0.25	137,017	137,017
$0.60	675,000	675,000
$2.00	-	100,000
$1.75	2,458,446	2,458,446
$3.00	4,718,125	4,718,125
$4.00	67,500	67,500
	8,056,087	8,156,087

Stock Based Compensation - Stock Options

Effective June 25, 2021, the Board of Directors of FreeCast Inc. adopted the 2021 Equity Incentive Plan, (the “Incentive Plan”). The plan provides for both incentive stock options and non-qualified stock options to officers, directors, employees, and consultants of the Company. The plan authorized 3,000,000 awards to be granted under the Incentive Plan of which 2,046,108 remain available to be granted as of June 30, 2025. The Incentive Plan expires on June 25, 2031.

The Company recognizes stock-based compensation expense from stock-based payments using the grant date fair-value, including for stock options. The fair value of options awarded to employees is measured on the grant date using the Black-Scholes option-pricing model and is recognized as an expense over the requisite service period on a straight-line basis.

All stock options are exercisable into class A common stock except for the 125,004 options granted to the Company CEO, William Mobley, which are exercisable into class B common stock.

The following is a summary of outstanding stock options as of June 30, 2025, and 2024:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Intrinsic Value
Options outstanding as of June 30, 2024	$932,592	$4.05	$7.43	$3,683,808
Options exercisable as of June 30, 2024	$806,614	$3.99	$7.03	$-
Issued	127,410	7.86	9.28	-
Canceled	(106,110)	-	-	-
Expired	-	-	-	-
Options outstanding as of June 30, 2025	$953,892	$4.48	$6.53	$3,353,616
Options exercisable as of June 30, 2025	$860,083	$4.11	$6.15	$-

The following are the vesting terms associated with those shares:

Tranche	Shares Granted	Vesting Method	Vesting Terms
Tranche 1	784,236	Graded Vesting	1/6th vested on July 1, 2021, remainder vests over the next 18th months using the graded vesting method, until the option is 100% vested.
Tranche 2	166,896	Straight-line	1/24th will vest on a straight-line monthly basis until the option is 100% vested.
Tranche 3	2,760	Graded Vesting	1/6th vests on grant date, remainder vests over the next 30 months using the graded vesting method, until the option is 100% vested.
Total	953,892

The Black-Scholes option-pricing model includes the following weighted average assumptions to determine the grant share-based awards:

	Years Ended June 30,
	2025	2024
Assumptions:
Risk-free interest rate	0.42-4.45%	3.90-4.77%
Expected dividend yield	0%	0%
Expected volatility	62.51-77.84%	60.41-62.84%
Expected life (in years)	5.52	5.52

During the years ended June 30, 2025, and 2024, the Company recognized stock-based compensation from options of $484,947 and $56,411, respectively.

As of June 30, 2025, there was $579,990 in unrecognized stock-based compensation related to unvested stock options, net of estimated forfeitures.